                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                             COUPON     MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS   191.6%
         ALABAMA   4.7%
$  3,000 Birmingham Baptist Med Ctr AL
            Spl Care Fac Fin Auth Rev
            Baptist Hlth Sys Ser A ...............               5.000%     11/15/30     $    3,054,240
   2,000 Birmingham Baptist Med Ctr AL
            Spl Care Fac Fin Auth Rev
            Baptist Hlth Sys Ser A ...............               5.875      11/15/24          2,136,420
   4,000 Jefferson Cnty, AL Ltd Oblig
            Sch Wt Ser A .........................               5.250      01/01/23          4,250,920
       4 Mobile, AL Indl Dev Brd Solid
            Waste Disp Rev Mobile Energy
            Svc Co Proj Rfdg .....................               6.950      01/01/20                353
  19,635 University AL at Birmingham
            Hosp Rev Ser A (c) ...................               5.000      09/01/41         20,168,483
   1,000 Valley, AL Spl Care Fac Fin
            Auth Rev Lanier Mem Hosp
            Ser A ................................               5.600      11/01/16          1,018,700
                                                                                         --------------
                                                                                             30,629,116
                                                                                         --------------
         ALASKA   1.1%
   1,000 Alaska St Hsg Fin Corp Gen Hsg
            Ser A (FGIC Insd) ....................               5.250      12/01/41          1,058,120
   6,250 Northern Tob Sec Corp AK Tob
            Settlement Ser A .....................               5.000      06/01/46          6,281,937
                                                                                         --------------
                                                                                              7,340,057
                                                                                         --------------
         ARIZONA   7.9%
   5,000 Arizona Sch Fac Brd Ctfs Ser B
            (FGIC Insd) (Prerefunded @
            9/01/13) .............................               5.250      09/01/18          5,423,150
   3,000 Arizona St Transn Brd Hwy Rev
            Ser B ................................               5.250      07/01/19          3,195,180

   5,250 Arizona Tourism & Sports Auth
            Multipurp Stad Fac Ser A
            (MBIA Insd) (Prerefunded @
            7/01/13) .............................               5.375      07/01/23          5,708,955
   2,235 Arizona Tourism & Sports Auth
            Tax Rev Multipurp Stad Fac
            Ser A (MBIA Insd)
            (Prerefunded @ 7/01/13) ..............               5.375      07/01/21          2,430,384
   5,000 Glendale, AZ Indl Dev Auth John
            C Lincoln Hlth Rfdg Ser B ............               5.000      12/01/37          5,081,800
   4,500 Maricopa Cnty, AZ Hosp Rev
            Sun Hlth Corp ........................               5.000      04/01/35          4,581,225
   8,020 Mesa, AZ Util Sys Rev Rfdg
            Second Ser (FGIC Insd) (c) ...........               4.500      07/01/28          8,042,937
   2,000 Phoenix, AZ Civic Impt Corp Arpt
            Rev Jr Lien (FGIC Insd)
            (AMT) ................................               5.375      07/01/29          2,010,420
   2,085 Pima Cnty, AZ Indl Dev Auth Indl
            Rev Lease Oblig Irvington Proj
            Tucson Rfdg Ser A (FSA
            Insd) ................................               7.250      07/15/10          2,142,546
   2,685 South Campus Group LLC AZ
            Std Hsg Rev AZ St Univ South
            Campus Proj (MBIA Insd) ..............               5.625      09/01/35          2,915,829
   1,300 Tempe, AZ Excise Tax Rev Rfdg
            (Prerefunded @ 7/01/13) ..............               5.250      07/01/18          1,407,562
   9,000 University Med Ctr Corp AZ
            Hosp Rev .............................               5.000      07/01/35          9,166,770
                                                                                         --------------
                                                                                             52,106,758
                                                                                         --------------
         ARKANSAS   0.5%
   1,930 Arkansas St Cap Apprec
            College Svg ..........................                 *        06/01/16          1,325,794

   2,000 Arkansas St Dev Fin Auth Rev
            St Agy Fac Donaghey Plaza
            Proj (FSA Insd) ......................               5.000      06/01/34          2,086,500
                                                                                         --------------
                                                                                              3,412,294
                                                                                         --------------
         CALIFORNIA   36.5%
   6,000 Anaheim, CA Pub Fin Auth
            Lease Rev Cap Apprec Sub
            Pub Impt Proj Ser C (FSA
            Insd) ................................                 *        09/01/19          3,482,640
   7,195 Anaheim, CA Pub Fin Auth
            Lease Rev Cap Apprec Sub
            Pub Impt Proj Ser C (FSA
            Insd) ................................                 *        09/01/21          3,813,998
   1,300 Anaheim, CA Pub Fin Auth
            Lease Rev Pub Impt Proj Ser C
            (FSA Insd) ...........................               6.000      09/01/16          1,506,128
   2,095 Bay Area Govt Assn CA Rev
            Tax Alloc CA Redev Pool Ser
            A (XLCA Insd) ........................               5.250      09/01/35          2,237,230
   3,000 California Cnty, CA Tob Sec Agy
            Tob LA Cnty Sec (d) ..................             0/5.250      06/01/21          2,583,210
   2,050 California Cnty, CA Tob Sec Agy
            Tob Merced Cnty Rfdg Ser A ...........               5.125      06/01/38          2,084,624
   1,000 California Cnty, CA Tob Sec Agy
            Tob Merced Cnty Rfdg Ser A ...........               5.250      06/01/45          1,025,360
   2,000 California Cnty, CA Tob Sec Agy
            Tob Sonoma Cnty Corp Rfdg ............               5.125      06/01/38          2,033,780
   6,750 California Ed Fac Auth Rev
            Pepperdine Univ Rfdg Ser A
            (FGIC Insd) ..........................               5.000      09/01/33          7,021,147
   1,600 California Hlth Fac Fin Auth Rev
            Kaiser Permanente Ser A ..............               5.000      04/01/37          1,653,984
   5,505 California Hlth Fac Fin Auth Rev
            Rfdg Cedars-Sinai Med Ctr (c) ........               5.000      11/15/34          5,684,463
   3,400 California Hsg Fin Agy Rev Home
            Mtg Ser M (c) ........................               4.625      08/01/26          3,385,907

   6,200 California Hsg Fin Agy Rev Home
            Mtg Ser M (c) ........................               4.650      08/01/31          6,168,628
   4,290 California Hsg Fin Agy Rev Home
            Mtg Ser M (c) ........................               4.700      08/01/36          4,272,218
   7,030 California Hsg Fin Agy Rev Home
            Mtg Ser M (c) ........................               7.750      08/01/42          7,000,861
   3,000 California Pollutn Ctl Fin Auth
            Solid Waste Disp Rev Waste
            Mgmt Inc Proj Ser C (AMT) ............               5.125      11/01/23          3,148,950
     980 California St (AMBAC Insd) ..............               5.125      10/01/27            999,600
   6,500 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth Ser A ...........................               5.250      07/01/30          6,805,695
   1,000 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth Ser A ...........................               5.250      07/01/35          1,045,610
   4,000 California Statewide Cmnty Dev
            Auth Rev Hlth Fac Adventist
            Hlth Ser A ...........................               5.000      03/01/30          4,119,080
   3,400 California Statewide Cmnty Dev
            Auth Rev Kaiser Permanente
            Ser B ................................               5.000      03/01/41          3,506,284
   5,000 California Statewide Cmnty Dev
            Auth Rev Kaiser Permanente
            Ser B ................................               5.250      03/01/45          5,267,350
   4,000 California Statewide Cmnty Dev
            Auth Rev Var Kaiser Permanente
            Ser C ................................               5.250      08/01/31          4,237,760
   2,000 California St Dept Wtr Res Pwr
            Ser A (Prerefunded @
            5/01/12) .............................               6.000      05/01/15          2,236,580
   2,345 California St Dept Wtr Res Pwr
            Ser A (XLCA Insd)
            (Prerefunded @ 5/01/12) ..............               5.375      05/01/17          2,553,001
   3,000 California St Dept Wtr Res Pwr
            Supply Rev Ser A
            (Prerefunded @ 5/01/12) ..............               5.875      05/01/16          3,337,110
   5,000 California St Pub Wks Brd Dept
            Gen Svc Cap East End Ser A
            (AMBAC Insd) .........................               5.125      12/01/21          5,320,550

   4,000 California St Pub Wks Brd Lease
            Rev Dept of Corrections St
            Prisons Rfdg Ser A (AMBAC
            Insd) ................................               5.000      12/01/19          4,321,360
   6,000 California St Pub Wks Brd Lease
            Rev Dept of Corrections St
            Prisons Rfdg Ser A (AMBAC
            Insd) ................................               5.250      12/01/13          6,456,120
   5,000 California St Pub Wks Brd Lease
            Rev Dept of Mental Hlth
            Coalinga Ser A .......................               5.000      06/01/24          5,222,650
   4,600 California St Pub Wks Brd Lease
            Rev Var Univ CA Proj Rfdg
            Ser A ................................               5.500      06/01/10          4,795,132
   5,905 California St Pub Wks Brd Lease
            Rev Var Univ CA Proj Rfdg
            Ser A ................................               5.500      06/01/14          6,411,236
   5,000 California St Rfdg ......................               5.000      02/01/19          5,218,600
   2,000 Florin, CA Res Consv Dist Cap
            Impt Elk Grove Wtr Svc Ser A
            (MBIA Insd) ..........................               5.000      09/01/33          2,098,160
   5,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg
            (MBIA Insd) ..........................                 *        01/15/18          2,884,500
  30,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg
            Ser A ................................                 *        01/15/22         13,072,800
  10,000 Golden St Tob Securitization Corp
            CA Tob Settlement Rev
            Ser A (c) ............................               5.000      06/01/38         10,460,400
   3,350 Imperial Irr Dist CA Ctf Part Elec
            Sys Proj (FSA Insd) (f) ..............               5.250      11/01/19          3,594,751
   3,950 Los Angeles, CA Dept Wtr &
            Pwr Ser A (FGIC Insd) ................               5.125      07/01/40          4,131,068
   5,000 Los Angeles, CA Uni Sch Dist
            Ser A (FSA Insd)
            (Prerefunded @ 07/01/13) .............               5.250      07/01/20          5,434,450

   5,500 Port Oakland, CA Ser L (FGIC
            Insd) (AMT) ..........................               5.000      11/01/32          5,668,520
   9,000 Riverside Cnty, CA Asset
            Leasing Corp Leasehold Rev
            Riverside Cnty Hosp Proj
            (MBIA Insd) ..........................                 *        06/01/21          4,796,010
  13,880 San Joaquin Hills, CA Transn
            Corridor Agy Toll Rd Rev Cap
            Apprec Rfdg Ser A (MBIA
            Insd) ................................                 *        01/15/28          5,462,474
   4,200 Tobacco Sec Auth Northn CA
            Tob Settlement Rev Ser A1 ............               5.375      06/01/38          4,365,438
   4,300 Tobacco Sec Auth Northn CA
            Tob Settlement Rev Ser A1 ............               5.500      06/01/45          4,502,917
   1,000 Tobacco Sec Auth Southn CA
            Tob Settlement Sr Ser A1 .............               5.000      06/01/37          1,008,790
  14,000 Tobacco Sec Auth Southn CA
            Tob Settlement Sr Ser A1 .............               5.125      06/01/46         14,212,660
   7,750 University CA Rev Gen
            Ser J (FSA Insd) (c) .................               4.500      05/15/28          7,710,276
   7,750 University CA Rev Gen
            Ser J (FSA Insd) (c) .................               4.500      05/15/31          7,710,277
   7,750 University CA Rev Gen
            Ser J (FSA Insd) (c) .................               4.500      05/15/35          7,710,277
   2,720 Washington, CA Uni Sch Dist
            Yolo Cnty Election 2004 Ser A
            (FGIC Insd) (f) ......................               5.250      08/01/19          2,937,954
   3,070 Washington, CA Uni Sch Dist
            Yolo Cnty Election 2004 Ser A
            (FGIC Insd) (f) ......................               5.250      08/01/20          3,315,999
                                                                                         --------------
                                                                                            240,034,567
                                                                                         --------------

         COLORADO   4.7%
   1,945 Colorado Ed & Cultural Fac Auth
            Rev Charter Sch Pinnacle Impt
            & Rfdg (XLCA Insd) ...................               5.250      06/01/23          2,064,637
   3,000 Colorado Hlth Fac Auth Rev
            Catholic Hlth Initiatives Ser
            A (i) ................................               5.500      03/01/32          3,215,010
   4,250 Colorado Hlth Fac Auth Rev
            Covenant Retirement Cmnty Inc ........               5.000      12/01/35          4,302,700
   2,700 Colorado Hlth Fac Auth Rev Hlth
            Fac Evangelical Lutheran .............               5.000      06/01/35          2,750,247
   2,250 Colorado Hlth Fac Auth Rev
            Hosp Portercare Adventist
            Hlth (Prerefunded @
            11/15/11) ............................               6.500      11/15/31          2,526,548
   5,460 Colorado Hsg Fin Auth Single
            Family Mtg Rev Ser C-3
            (AMT) (c) ............................               4.625      11/01/36          5,338,788
      65 Colorado Hsg Fin Auth Single
            Family Pgm Sr Ser A2 (AMT) ...........               7.250      05/01/27             65,495
      34 Colorado Hsg Fin Auth Single
            Family Pgm Sr Ser B1 (AMT) ...........               7.650      11/01/26             34,562
   1,500 Denver, CO City & Cnty Arpt
            Rev Ser D (AMT) ......................               7.750      11/15/13          1,666,290
   6,160 E-470 Pub Hwy Auth CO Rev Sr
            Ser A (MBIA Insd) ....................               5.000      09/01/21          6,260,716
   1,000 Park Creek Metro Dist CO Rev Sr
            Ltd Tax Ppty Tax Rfdg ................               5.500      12/01/30          1,062,740
   1,500 University CO Hosp Auth Rev
            Ser A ................................               5.000      11/15/37          1,528,920
                                                                                         --------------
                                                                                             30,816,653
                                                                                         --------------
         CONNECTICUT   1.0%
   5,000 Connecticut St Ser C (FGIC Insd) ........               5.000      04/01/22          5,294,250
     990 Mashantucket Western Pequot
            Tribe CT Spl Rev Ser A
            (Prerefunded @ 9/01/07) (g) ..........               6.400      09/01/11          1,015,720
                                                                                         --------------
                                                                                              6,309,970
                                                                                         --------------

         DISTRICT OF COLUMBIA   0.8%
   5,000 Metropolitan Washington DC
            Arpt Auth Sys Ser A (FGIC
            Insd) (AMT) ..........................               5.250      10/01/32          5,231,200
                                                                                         --------------

         FLORIDA   7.9%
   2,500 Dade Cnty, FL Wtr & Swr Sys
            Rev (FGIC Insd) ......................               5.250      10/01/21          2,548,300
     570 Escambia Cnty, FL Hlth Fac Auth
            Rev (AMBAC Insd) .....................               5.950      07/01/20            590,628
   1,800 Florida Hsg Fin Corp Rev
            Ser G (AMT) (c) ......................               4.550      07/01/26          1,790,458
   3,500 Florida Hsg Fin Corp Rev
            Ser G (AMT) (c) ......................               4.625      07/01/31          3,481,447
   2,500 Florida Hsg Fin Corp Rev
            Ser G (AMT) (c) ......................               4.700      07/01/37          2,486,747
   3,000 Halifax Hosp Med Ctr FL Hosp
            Rev Impt Rfdg Ser A ..................               5.250      06/01/26          3,147,600
   3,800 Highlands Cnty, FL Hlth Fac
            Auth Rev Hosp Adventist Hlth
            Sys Ser C ............................               5.250      11/15/36          4,018,766
   1,000 Highlands Cnty, FL Hlth Fac
            Auth Rev Hosp Adventist Hlth
            Sys Ser D ............................               5.000      11/15/35          1,026,040
   3,980 Jacksonville, FL Port Auth (MBIA
            Insd) (AMT) ..........................               5.700      11/01/30          4,203,955
   2,780 Jacksonville, FL Port Auth (MBIA
            Insd) (Prerefunded @
            11/01/10) (AMT) ......................               5.700      11/01/30          2,942,380
   5,000 Jea, FL Wtr & Swr Sys Rev Ser C .........               5.000      10/01/41          5,018,750
   3,000 Lake Cnty, FL Sch Brd Ctf Part
            (AMBAC Insd) (Prerefunded
            @ 7/01/12) ...........................               5.375      07/01/17          3,233,070
  11,500 Miami-Dade Cnty, FL Aviation
            Rev Miami Intl Arpt (FGIC Insd)
            (AMT) ................................               5.375      10/01/32         12,114,560

   5,000 Ocoee, FL Wtr & Swr Sys Rev
            Impt & Rfdg (AMBAC Insd) .............               5.125      10/01/33          5,258,800
                                                                                         --------------
                                                                                             51,861,501
                                                                                         --------------
         GEORGIA   2.7%
   5,000 Georgia Muni Elec Auth Pwr Rev
            Ser B (FGIC Insd) (i) ................               5.700      01/01/19          5,702,400
   2,000 Georgia St Rd & Twy Auth Rev ............               5.000      10/01/19          2,127,340
   1,700 Marietta, GA Dev Auth Rev First
            Mtg Life College Ser B (FSA
            Insd) (f) ............................               5.375      09/01/09          1,712,886
   6,740 Municipal Elec Auth GA Comb
            Turbine Proj Ser A (MBIA
            Insd) ................................               5.250      11/01/20          7,180,998
   1,000 Richmond Cnty, GA Dev Auth
            ASU Jaguar Student Hsg LLC
            Ser A ................................               5.250      02/01/35          1,044,920
                                                                                         --------------
                                                                                             17,768,544
                                                                                         --------------
         HAWAII   1.7%
  10,430 Hawaii St Dept Budget & Fin Spl
            Purp Rev Hawaiian Elec Co Inc
            Ser A (MBIA Insd) (AMT) ..............               5.650      10/01/27         11,272,848
                                                                                         --------------

         ILLINOIS   13.1%
   1,710 Bolingbrook, IL Cap Apprec Rfdg
            Ser C (MBIA Insd) (f) ................                 *        01/01/29            639,284
   3,750 Bolingbrook, IL Cap Apprec Ser
            B (MBIA Insd) ........................                 *        01/01/32            986,437
   6,000 Chicago, IL Lakefront Millenium
            Pkg Fac (MBIA Insd) ..................               5.750      01/01/29          6,626,880
   3,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Ser A (c) ........               5.250      01/01/23          3,240,270
   4,200 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Ser A
            (MBIA Insd) (c) ......................               5.250      01/01/24          4,697,547

  11,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Ser A
            (MBIA Insd) (c) ......................               5.250      01/01/25         12,303,100
   2,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Ser A (c) ........               5.250      01/01/26          2,236,927
      90 Chicago, IL Single Family Mtg
            Rev Ser A (GNMA
            Collateralized) (AMT) ................               7.000      09/01/27             92,254
   3,345 Cook Cnty, IL Sch Dist No. 100
            Berwyn South Ser D (FSA
            Insd) ................................               5.500      12/01/23          3,674,650
   4,500 Cook Cnty, IL Ser A (FGIC Insd)
            (Prerefunded @ 5/15/11) ..............               5.500      11/15/31          4,804,470
   1,000 Illinois Dev Fin Auth Rev Cmnty
            Rehab Providers Fac Ser A ............               7.375      07/01/25          1,081,970
   1,500 Illinois Fin Auth Rev IL Inst of
            Technology Ser A .....................               5.000      04/01/31          1,559,730
   2,500 Illinois Fin Auth Rev
            Northwestern Mem Hosp Ser A ..........               5.500      08/15/43          2,711,475
   1,335 Illinois Fin Auth Solid Waste Rev
            Disp Waste Mgmt Inc Proj Ser
            A (AMT) ..............................               5.050      08/01/29          1,363,929
   1,325 Illinois Fin Auth Student Hsg Rev
            MJH Ed Assistance IV Sr Ser A ........               5.125      06/01/35          1,359,914
   3,180 Illinois Hlth Fac Auth Rev
            Children's Mem Hosp (MBIA
            Insd) ................................               6.250      08/15/13          3,473,514
   1,485 Illinois Hlth Fac Auth Rev
            Evangelical Hosp Rfdg Ser A
            (FSA Insd) (f)(i) ....................               6.750      04/15/17          1,744,177
     825 Illinois Hlth Fac Auth Rev
            Evangelical Hosp Ser C (FSA
            Insd) ................................               6.750      04/15/17            968,987

   1,000 Illinois Hlth Fac Auth Rev
            Highland Park Hosp Proj Ser A
            (MBIA Insd) (Prerefunded @
            10/01/07) ............................               5.750      10/01/17          1,033,270
   8,000 Illinois St First Ser (FSA Insd) ........               5.250      12/01/19          8,538,800
   3,400 Illinois St First Ser (FSA Insd) ........               5.250      04/01/27          3,578,568
   2,070 Northern IL Univ Ctf Part
            Hoffman Estates Ctr Proj (FSA
            Insd) ................................               5.400      09/01/16          2,235,579
     160 Peoria, Moline & Freeport, IL Coll
            Mtg Ser A (GNMA
            Collateralized) (AMT) ................               7.600      04/01/27            162,618
   5,000 Regional Trans Auth IL Ser A
            (AMBAC Insd) .........................               8.000      06/01/17          6,612,300
  10,000 Will Cnty, IL Sch Dist No. 122
            Rfdg Ser B (FGIC Insd) ...............               5.250      11/01/20         10,550,700
                                                                                         --------------
                                                                                             86,277,350
                                                                                         --------------
         INDIANA   4.1%
   3,070 East Chicago, IN Elementary Sch
            Bldg Corp First Mtg Ser A ............               6.250      07/05/08          3,137,141
   1,660 Indiana Hlth & Ed Fac Fin Auth
            Hosp Rev Clarian Hlth Oblig
            Ser A ................................               5.000      02/15/36          1,703,060
   3,000 Indiana Hlth Fac Fin Auth Hosp
            Rev Columbus Regl Hosp Rfdg
            (FSA Insd) ...........................               7.000      08/15/15          3,436,800
   1,500 Indiana St Dev Fin Auth Rev
            Exempt Fac Conv Rfdg (AMT) ...........               5.950      08/01/30          1,537,710
   2,300 Indiana St Hsg & Cmnty Dev Auth
            Single Family Mtg Rev Mtg
            Ser D-1 (GNMA Collateralized)
           (AMT) (c) .............................               4.600      07/01/31          2,261,820

  10,000 Indiana St Hsg & Cmnty Dev Auth
            Single Family Mtg Rev Mtg
            Ser D-1 (GNMA Collateralized)
            (AMT) (c) ............................               4.625      07/01/38          9,741,050
   2,000 Petersburg, IN Pollutn Ctl Rev IN
            Pwr & Lt (AMT) .......................               5.950      12/01/29          2,131,540
   2,850 Southwest Parke Cmnty Sch
            Bldg First Mtg (FGIC Insd) (f) .......               5.250      07/15/21          3,073,839
                                                                                         --------------
                                                                                             27,022,960
                                                                                         --------------
         IOWA   0.6%
   1,500 Tobacco Settlement Auth IA Tob
            Settlement Rev Ser C .................               5.375      06/01/38          1,562,220
   2,500 Tobacco Settlement Auth IA Tob
            Settlement Rev Ser C .................               5.500      06/01/42          2,617,975
                                                                                         --------------
                                                                                              4,180,195
                                                                                         --------------
         KANSAS   1.1%
   3,430 Kansas St Dev Fin Auth Rev KS
            Proj Ser N (AMBAC Insd) (f) ..........               5.250      10/01/20          3,640,808
   3,615 Kansas St Dev Fin Auth Rev KS
            Proj Ser N (AMBAC Insd) (f) ..........               5.250      10/01/21          3,824,995
                                                                                         --------------
                                                                                              7,465,803
                                                                                         --------------
         KENTUCKY   1.7%
  10,005 Louisville & Jefferson Cnty KY
            Metro Govt Hlth Sys Rev
            Norton Hlthcare Inc (c) ..............               5.000      10/01/30         10,441,585
     500 Mount Sterling, KY Lease Rev
            KY League Cities Fdg Ser B ...........               6.100      03/01/18            581,400
                                                                                         --------------
                                                                                             11,022,985
                                                                                         --------------
         LOUISIANA   6.4%
   5,000 Lafayette, LA Util Rev (MBIA
            Insd) ................................               5.250      11/01/21          5,395,350

   2,500 Louisiana Loc Govt Environment
            Fac Pkg Fac Corp Garage Proj
            Ser A (AMBAC Insd) ...................               5.375      10/01/31          2,628,575
   5,970 Louisiana Loc Govt Environment
            Southeastn LA Student Hsg
            Ser A (MBIA Insd) (f) ................               5.250      08/01/24          6,379,602
   1,400 Louisiana Pub Fac Auth Rev Hlth
            Fac Glen Retirement Ser A ............               6.700      12/01/25          1,413,482
   7,000 Louisiana St Gas & Fuel Tax
            Rev Ser A (c) ........................               5.000      05/01/41          7,329,420
   8,065 Louisiana St Office Fac Corp LA
            St Cap Complex Pgm (MBIA
            Insd) (f) ............................               5.000      11/01/20          8,437,845
   4,000 New Orleans, LA Rfdg (FGIC
            Insd) ................................               5.500      12/01/21          4,399,560
   6,000 New Orleans, LA Rfdg (MBIA
            Insd) ................................               5.125      09/01/21          6,266,460
                                                                                         --------------
                                                                                             42,250,294
                                                                                         --------------
         MARYLAND   3.3%
   3,000 Baltimore, MD Convention Ctr
            Hotel Rev Sr Ser A
            (XLCA Insd) (c) ......................               5.250      09/01/25          3,261,000
   1,255 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev
            Ser P (AMT) (c) ......................               4.450      09/01/21          1,250,620
   1,000 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev
            Ser P (AMT) (c) ......................               4.550      09/01/26            996,510
   1,300 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev
            Ser P (AMT) (c) ......................               4.625      09/01/31          1,295,463
     725 Maryland St Cmnty Dev Admin
            Dept Hsg & Cmnty Dev
            Ser P (AMT) (c) ......................               4.700      03/01/37            722,470
   5,000 Maryland St Econ Dev Corp MD
            Aviation Admin Fac (FSA Insd)
            (AMT) ................................               5.375      06/01/20          5,311,750

   1,000 Maryland St Econ Dev Corp
            Student Hsg Rev Univ MD
            College Pk Proj (Prerefunded
            @ 6/01/13) ...........................               5.625      06/01/35          1,103,890
   2,000 Maryland St Hlth & Higher Ed
            Fac Auth Rev MD Inst College
            of Art ...............................               5.000      06/01/40          2,044,020
   1,200 Maryland St Hlth & Higher Ed
            Fac Auth Rev Uni Hosp Cecil
            Cnty Issue ...........................               5.000      07/01/40          1,242,036
   4,000 Maryland St Trans Auth Arpt
            Baltimore/WA Intl Arpt Ser B
            (AMBAC Insd) (AMT) ...................               5.125      03/01/24          4,183,000
                                                                                         --------------
                                                                                             21,410,759
                                                                                         --------------
         MASSACHUSETTS   2.6%
   1,200 Massachusetts Bay Tran Auth
            MA Gen Tran Sys Rfdg Ser A ...........               6.250      03/01/12          1,331,892
   2,500 Massachusetts Bay Trans Auth
            Ser A (Prerefunded @
            7/01/12) .............................               5.000      07/01/32          2,651,200
   2,000 Massachusetts Muni Whsl Elec
            Co Proj No. 6-A Ser A (MBIA
            Insd) ................................               5.250      07/01/16          2,138,060
   1,750 Massachusetts St Hlth & Ed Fac
            Auth Rev Hlthcare Sys
            Covenant Hlth ........................               6.000      07/01/31          1,890,263
   2,000 Massachusetts St Hlth & Ed Fac
            Auth Rev Saint Mem Med Ctr
            Ser A ................................               6.000      10/01/23          2,002,060
   5,450 Massachusetts St Hlth & Ed Fac
            Auth Rev Univ MA Mem Issue
            Ser D ................................               5.000      07/01/33          5,518,888
     925 Massachusetts St Indl Fin Agy
            Wtr Treatment Amern Hingham
            (AMT) ................................               6.900      12/01/29            937,848

     925 Massachusetts St Indl Fin Agy
            Wtr Treatment Amern Hingham
            (AMT) ................................               6.950      12/01/35            938,098
                                                                                         --------------
                                                                                             17,408,309
                                                                                         --------------
         MICHIGAN   3.4%
   3,000 Detroit, MI City Sch Dist Sch Bldg
            & Site Impt Ser A (FGIC Insd)
            (Prerefunded @ 5/01/13) ..............               5.375      05/01/24          3,263,100
   2,790 Detroit, MI Wtr Supply Sys Rev
            Sr Lien Rfdg Ser C (MBIA
            Insd) (f) ............................               5.250      07/01/19          2,994,535
   3,185 Detroit, MI Wtr Supply Sys Rev
            Sr Lien Ser A (MBIA Insd)
            (Prerefunded @ 7/01/13) (f) ..........               5.250      07/01/20          3,448,527
   2,000 Grand Rapids, MI Wtr Supply
            (FGIC Insd) ..........................               5.750      01/01/15          2,138,360
   4,000 Kent Hosp Fin Auth MI Rev
            Metro Hosp Proj Ser A ................               6.000      07/01/35          4,381,160
   2,285 Taylor, MI Bldg Auth (AMBAC
            Insd) (f) ............................               6.000      03/01/13          2,547,135
   3,090 Troy, MI Downtown Dev Auth
            Dev Rfdg (MBIA Insd) .................               5.500      11/01/15          3,313,376
                                                                                         --------------
                                                                                             22,086,193
                                                                                         --------------
         MINNESOTA   0.9%
   1,065 Duluth, MN Econ Dev Auth
            Hlthcare Fac Rev Benedictine
            Hlth Sys Saint Marys .................               5.250      02/15/33          1,107,174
   1,175 Maple Grove, MN Hlthcare Fac
            Rev North Mem Hlthcare ...............               5.000      09/01/35          1,218,522
   2,200 Saint Paul, MN Hsg & Redev
            Auth Hosp Rev Hlth East Proj .........               6.000      11/15/30          2,414,588
   1,000 Saint Paul, MN Hsg & Redev
            Auth Hosp Rev Hlth East Proj .........               6.000      11/15/35          1,093,770
                                                                                         --------------
                                                                                              5,834,054
                                                                                         --------------

         MISSISSIPPI   1.0%
   1,405 Mississippi Dev Bk Spl Oblig Cap
            Proj & Equip Acquisition Ser
            A2 (AMBAC Insd) ......................               5.000      07/01/24          1,423,251
   1,550 Mississippi Dev Bk Spl Oblig
            Madison Cnty Hosp Proj
            (Prerefunded @ 7/01/09) ..............               6.400      07/01/29          1,671,179
   2,595 Mississippi Dev Bk Spl Oblig MS
            Ltd Oblig Hosp Impt (MBIA
            Insd) (f) ............................               5.250      07/01/32          2,722,233
     435 Mississippi Home Corp Single
            Family Rev Mtg Ser C (GNMA
            Collateralized) (AMT) ................               7.600      06/01/29            451,769
                                                                                         --------------
                                                                                              6,268,432
                                                                                         --------------
         MISSOURI   6.6%
   2,000 Cape Girardeau Cnty, MO Indl
            Dev Auth Hlthcare Fac Rev
            Southeast MO Hosp Assoc ..............               5.625      06/01/27          2,081,940
   1,250 Cole Cnty, MO Indl Dev Auth Sr
            Living Fac Rev Lutheran Sr
            Svc Heisinger Proj ...................               5.500      02/01/35          1,312,862
   2,000 Curators Univ MO Sys Fac Rev
            Rfdg Ser B (f) .......................               5.000      11/01/20          2,122,640
   1,000 Missouri Jt Muni Elec Util Comnty
            Pwr Proj Rev Plum Point Proj
            (MBIA Insd) ..........................               5.000      01/01/26          1,060,860
   4,625 Missouri Jt Mun Elec Util Comnty
            Pwr Proj Rev Plum Point Proj
            (MBIA Insd) ..........................               5.000      01/01/27          4,902,963
   2,500 Missouri St Dev Fin Brd
            Infrastructure Fac Rev
            Crackerneck Creek Proj Ser C .........               5.000      03/01/26          2,581,900
   2,195 Missouri St Hlth & Ed Fac Rev
            Univ MO Columbia Arena
            Proj (f) .............................               5.000      11/01/16          2,304,465

   4,000 Platte Cnty, MO Indl Dev Auth
            Trans Rev ............................               4.500      12/01/24          4,014,960
   2,500 Platte Cnty, MO Neighborhood
            Impt Parkville Ser B (MBIA
            Insd) ................................               5.000      02/01/25          2,633,850
   1,500 Saint Louis Cnty, MO Mtg Rev
            Ctf Rcpt Ser H (AMT) (i) .............               5.400      07/01/18          1,629,915
   9,855 Saint Louis, MO Arpt Rev Arpt
            Dev Pgm Ser A (MBIA Insd)
            (Prerefunded @ 7/01/11) ..............               5.250      07/01/31         10,440,978
   2,380 Saint Louis, MO Arpt Rev Cap
            Impt Pgm Ser A (MBIA Insd)
            (Prerefunded @ 7/01/12) (f) ..........               5.375      07/01/19          2,564,902
   2,745 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt Ser B (AMT) (c) .........               4.550      07/01/29          2,658,741
   3,360 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt Ser B (AMT) (c) .........               4.600      07/01/36          3,254,416
                                                                                         --------------
                                                                                             43,565,392
                                                                                         --------------
         MONTANA   0.4%
   2,300 Forsyth, MT Pollutn Ctl Rev
            Northwestn Corp Colstrip Rfdg
            (AMBAC Insd) .........................               4.650      08/01/23          2,363,135
                                                                                         --------------

         NEBRASKA   1.5%
   5,235 Omaha Pub Pwr Dist NE Elec
            Rev Sys Ser A ........................               5.000      02/01/34          5,449,688
   4,260 University NE Univ Rev Lincoln
            Student Fees & Fac Ser B .............               5.000      07/01/23          4,448,377
                                                                                         --------------
                                                                                              9,898,065
                                                                                         --------------
         NEVADA   4.2%
   8,000 Clark Cnty, NV Arpt Rev Sub
            Lien Ser A-2 (FGIC Insd) .............               5.000      07/01/36          8,323,760
   2,000 Clark Cnty, NV Econ Dev Rev
            Alexander Dawson Sch Proj ............               5.375      05/15/33          2,105,420

   7,000 Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj Ser
            A (AMBAC Insd) (AMT) .................               5.250      07/01/34          7,375,060
   4,375 Las Vegas Vly, NV Wtr Dist
            Rfdg Ser B (MBIA Insd) ...............               5.000      06/01/27          4,558,750
      35 Nevada Hsg Div Single Family
            Pgm Mezz B (FHA/VA Gtd)
            (AMT) ................................               6.550      10/01/12             35,389
   5,000 Reno, NV Lien Trans Proj
            (AMBAC Insd) (Prerefunded
            @ 6/01/12) ...........................               5.250      06/01/41          5,343,050
                                                                                         --------------
                                                                                             27,741,429
                                                                                         --------------
         NEW HAMPSHIRE   0.5%
   1,000 New Hampshire Hlth & Ed Fac
            Auth Rev Derryfield Sch ..............               7.000      07/01/30          1,084,040
   1,400 New Hampshire Hlth & Ed Fac
            Hlthcare Sys Covenant Hlth ...........               5.500      07/01/34          1,485,134
   1,000 New Hampshire St Bus Fin Auth
            Wtr Fac Rev Pennichuck
            Wtrwks Inc (AMBAC Insd)
            (AMT) ................................               6.300      05/01/22          1,025,500
                                                                                         --------------
                                                                                              3,594,674
                                                                                         --------------
         NEW JERSEY   11.8%
   1,000 New Jersey Econ Dev Auth Rev
            Cig Tax ..............................               5.500      06/15/31          1,053,630
   1,900 New Jersey Econ Dev Auth Rev
            Cig Tax ..............................               5.750      06/15/29          2,043,545
   5,000 New Jersey Econ Dev Auth Rev
            Sch Fac Constr Ser I
            (Prerefunded @ 9/01/14) ..............               5.000      09/01/23          5,382,400
   2,210 New Jersey Econ Dev Auth Wtr
            Fac Rev NJ Amern Wtr Co Inc
            Ser B (FGIC Insd) (AMT) ..............               5.375      05/01/32          2,283,792

   4,350 New Jersey Econ Dev Wtr NJ
            Amern Wtr Co Inc Ser A (FGIC
            Insd) (AMT) ..........................               5.250      07/01/38          4,496,812
   1,000 New Jersey Hlthcare Fac Fin
            Auth Rev Cap Hlth Sys Oblig
            Grp Ser A ............................               5.375      07/01/33          1,041,190
   2,500 New Jersey Hlthcare Fac Fin
            Auth Rev Gen Hosp Ctr at
            Passaic (FSA Insd) (i) ...............               6.750      07/01/19          3,043,075
  10,000 New Jersey St Ed Fac Auth
            Higher Ed Cap Impt Ser A
            (AMBAC Insd) (Prerefunded
            @ 9/01/12) ...........................               5.250      09/01/20         10,746,400
   2,000 New Jersey St Tpk Auth Tpk
            Rev Ser C-1 (AMBAC Insd) .............               5.000      01/01/35          2,048,380
  10,750 Salem Cnty, NJ Indl Pollutn Ctl Fin
            Auth Rev Pollutn Ctl Pub Svc
            Elec & Gas Ser A (MBIA Insd)
            (AMT) ................................               5.450      02/01/32         10,821,380
   5,000 Tobacco Settlement Fin Corp NJ
            Ser 1A (h) ...........................               4.750      06/01/34          4,796,500
  30,000 Tobacco Settlement Fin Corp NJ
            Ser 1A (c) ...........................               5.000      06/01/41         29,624,400
                                                                                         --------------
                                                                                             77,381,504
                                                                                         --------------
         NEW MEXICO   0.2%
   1,500 Jicarilla, NM Apache Nation Rev
            Adj Ser A (Acquired 10/23/03,
            Cost $1,514,910) (b) .................               5.000      09/01/18          1,567,080
                                                                                         --------------

         NEW YORK   10.9%
   1,000 Erie Cnty, NY Tob Asset Sec
            Corp Ser A ...........................               5.000      06/01/38          1,013,200
   7,000 Metropolitan Trans Auth NY Rev
            Rfdg Ser A (FGIC Insd) ...............               5.250      11/15/31          7,432,880
   1,500 Nassau Cnty, NY Tob Settlement
            Corp Ser A-3 .........................               5.000      06/01/35          1,525,080

   3,500 Nassau Cnty, NY Tob Settlement
            Corp Ser A-3 .........................               5.125      06/01/46          3,572,660
   5,000 New York City Muni Wtr Fin
            Auth Wtr & Swr Sys Rev Ser D .........               5.000      06/15/38          5,234,700
   5,000 New York City Ser H (MBIA
            Insd) ................................               5.250      03/15/14          5,312,900
   7,575 New York St Dorm Auth Rev
            City Univ Sys Cons Ser A .............               5.625      07/01/16          8,398,402
   1,520 New York St Dorm Auth Rev
            Insd John T Mather Mem Hosp
            (Connie Lee Insd) (f) ................               6.500      07/01/09          1,612,218
   3,845 New York St Dorm Auth Rev
            Secd Hosp Gen Hosp Rfdg ..............               5.750      02/15/20          4,210,313
   2,310 New York St Med Care Fac Fin
            Agy Rev Saint Peter's Hosp
            Proj Ser A (AMBAC Insd) ..............               5.375      11/01/13          2,312,726
   5,000 New York St Urban Dev Corp
            Rev St Fac Rfdg ......................               5.700      04/01/20          5,720,100
  21,920 Port Auth NY & NJ Cons
            144th Ser (c) ........................               5.000      10/01/35         23,130,752
   2,150 Westchester, NY Tob Asset
            Sec Corp .............................               5.125      06/01/38          2,196,655
                                                                                         --------------
                                                                                             71,672,586
                                                                                         --------------
         NORTH CAROLINA   0.6%
   1,950 Forsyth Cnty, NC Ctf Partn (f) ..........               5.000      02/01/24          2,044,946
   1,500 North Carolina Eastn Muni Pwr
            Agy Pwr Sys Rev Ser D ................               6.700      01/01/19          1,614,945
                                                                                         --------------
                                                                                              3,659,891
                                                                                         --------------

         OHIO   3.6%
   3,000 Cincinnati, OH City Sch Dist Sch
            Impt (FSA Insd) ......................               5.250      06/01/18          3,205,290
   3,150 Cuyahoga Cnty, OH Hosp Fac
            Rev Canton Inc Proj ..................               7.500      01/01/30          3,458,920
   1,000 Dayton, OH Arpt Rev James M
            Cox Dayton Rfdg Ser C
            (Radian Insd) (AMT) ..................               5.250      12/01/27          1,036,490
   3,540 Franklin Cnty, OH Hosp Rev
            Doctor's Hosp Proj Impt &
            Rfdg (i) .............................               5.875      12/01/23          3,822,067
   5,130 Muskingum Cnty, OH Hosp Fac
            Rev Bethesda Care Sys Impt &
            Rfdg (Connie Lee Insd) (f) ...........               6.250      12/01/10          5,241,578
   5,000 Ohio St Air Quality Dev Auth
            Rev Coll Dayton Pwr & Lt
            Co Proj (c) ..........................               4.800      09/01/36          5,035,438
   1,100 Toledo Lucas Cnty, OH Port
            Auth Dev Rev Northwest OH
            Bd Fd Ser C (AMT) (f) ................               6.600      11/15/15          1,186,328
     625 Toledo Lucas Cnty, OH Port
            Auth Northwest Bd Fd Ser A
            (AMT) ................................               6.000      05/15/11            651,006
                                                                                         --------------
                                                                                             23,637,117
                                                                                         --------------
         OKLAHOMA   1.5%
   1,500 Jenks, OK Aquarium Auth Rev
            First Mtg (MBIA Insd)
            (Prerefunded @ 7/01/10) ..............               6.100      07/01/30          1,624,755
   5,000 Tulsa Cnty, OK Indl Auth Hlthcare
            Rev Saint Francis Hlth
            Sys (c) ..............................               5.000      12/15/36          5,163,025
   2,755 Tulsa Cnty, OK Pub Fac Auth
            Cap Impt Rev (AMBAC Insd)
            (Prerefunded @ 11/01/09) .............               6.250      11/01/22          2,984,822
                                                                                         --------------
                                                                                              9,772,602
                                                                                         --------------

         OREGON   2.9%
   2,010 Emerald Peoples Util Dist OR
            Rfdg (FGIC Insd) (f) .................               7.350      11/01/09          2,193,834
   2,060 Multnomah Cnty, OR Sch Dist
            No. 007 Reynolds Ser 2005
            (MBIA Insd) ..........................               5.000      06/01/30          2,114,508
   5,000 Oregon Hlth Sciences Univ Insd
            Ser A (MBIA Insd) ....................               5.250      07/01/22          5,318,100
   5,000 Oregon St Dept Admin Rfdg Ser
            C (MBIA Insd) ........................               5.250      11/01/18          5,301,500
     570 Oregon St Vets Welfare Ser
            76A ..................................               6.050      10/01/28            575,170
   3,580 Yamhill Cnty, OR Sch Dist No ............
            029J Newburg (MBIA Insd)
            (Prerefunded @ 6/15/12) ..............               5.250      06/15/21          3,834,431
                                                                                         --------------
                                                                                             19,337,543
                                                                                         --------------
         PENNSYLVANIA   3.9%
  24,740 Pennsylvania St Pub Sch Bldg
            Auth Lease Rev Sch Dist
            Philadelphia Proj Ser B (c) ..........               4.500      06/01/32         24,535,400
   1,370 Philadelphia, PA Hosp & Higher
            Ed Fac Auth Rev Cmnty
            College Rfdg Ser B (MBIA
            Insd) (f) ............................               6.500      05/01/08          1,414,553
                                                                                         --------------
                                                                                             25,949,953
                                                                                         --------------
         SOUTH CAROLINA   4.5%
   3,125 Charleston Ed Excellence Fin
            Corp SC Rev Charleston
            Cnty Sch Dist (c) ....................               5.250      12/01/25          3,333,399
   9,375 Charleston Ed Excellence Fin
            Corp SC Rev Charleston
            Cnty Sch Dist (c) ....................               5.250      12/01/26         10,000,195
   3,115 Greenville, SC Impt & Rfdg
            (MBIA Insd) (f) ......................               5.250      04/01/21          3,324,857
   1,000 Newberry Invtg in Newberry
            Cnty Sch Dist Proj ...................               5.000      12/01/30          1,032,000
   1,015 Rock Hill, SC Util Sys Rev Comb
            Rfdg Ser C (FSA Insd) (f) ............               5.000      01/01/11          1,058,107

   6,500 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj Ser A (AMBAC Insd) ..............               5.200      11/01/27          6,852,300
   3,750 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj Ser B (AMBAC Insd)
            (AMT) ................................               5.450      11/01/32          3,973,425
                                                                                         --------------
                                                                                             29,574,283
                                                                                         --------------
         SOUTH DAKOTA   0.4%
   1,375 Deadwood, SD Ctf Partn (ACA
            Insd) ................................               6.375      11/01/20          1,461,529
   1,000 South Dakota St Hlth & Ed Fac
            Auth Rev Children's Care Hosp
            Rfdg .................................               6.125      11/01/29          1,046,790
                                                                                         --------------
                                                                                              2,508,319
                                                                                         --------------
         TENNESSEE   4.8%
   2,130 Chattanooga, TN Hlth Ed & Hsg
            Fac Brd Rev CDFI Phase I LLC
            Proj Rfdg Ser A ......................               5.000      10/01/25          2,150,001
   2,595 Chattanooga, TN Hlth Ed & Hsg
            Fac Brd Rev CDFI Phase I LLC
            Proj Rfdg Ser A ......................               5.125      10/01/35          2,623,779
   1,270 Elizabethton, TN Hlth & Ed Fac
            Brd Rev Hosp First Mtg Impt &
            Rfdg Ser B ...........................               8.000      07/01/33          1,486,217
   7,050 Hallsdale Powell Util Dist Knox
            Cnty TN Wtr & Swr Rev Impt
            Ser B (FGIC Insd) ....................               5.000      04/01/34          7,360,975
  12,525 Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev Cap Apprec
            First Mtg Rfdg Ser A (MBIA
            Insd) ................................                 *        07/01/26          5,318,867
   4,800 Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev First Mtg Mtn St
            Hlth Rfdg Ser A (MBIA Insd) ..........               7.500      07/01/25          5,737,296

   6,500 Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev First Mtg Mtn St
            Hlth Ser A ...........................               5.500      07/01/36          6,912,100
                                                                                         --------------
                                                                                             31,589,235
                                                                                         --------------
         TEXAS   10.8%
   2,335 Beaumont, TX Wtrwks & Swr
            Sys (FGIC Insd) (Prerefunded
            @ 9/01/10) ...........................               6.250      09/01/14          2,527,731
   2,000 Brazos Cnty, TX Hlth Fac Dev
            Oblig Grp ............................               5.375      01/01/32          2,098,100
   3,565 Brazos Riv Auth TX Pollutn Ctl
            Rev Adj TXU Elec Co Proj Rfdg
            Ser C (AMT) (a) ......................               5.750      05/01/36          3,774,943
     650 Brownsville, TX Util Sys Rev (i) ........               7.375      01/01/10            691,886
   8,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt Impt & Rfdg Ser A
            (FGIC Insd) (AMT) ....................               5.500      11/01/31          8,441,280
   2,345 Denton Cnty, TX Perm Impt
            (Prerefunded @ 7/15/10) (f) ..........               5.500      07/15/19          2,476,414
   1,000 Harris Cnty, TX Hlth Fac Dev
            Corp Hosp Rev Mem Hermann
            Hlthcare Ser A (Prerefunded
            @ 6/01/11) ...........................               6.375      06/01/29          1,109,150
   5,000 Harris Cnty, TX Sr Lien Toll Rd
            Rfdg (FSA Insd) ......................               5.125      08/15/32          5,236,400
   2,320 Houston, TX Arpt Sys Rev (i) ............               9.500      07/01/10          2,562,463
   3,000 Houston, TX Arpt Sys Rev Sub
            Lien Ser A (FSA Insd) (AMT) ..........               5.625      07/01/30          3,142,890
   5,000 Houston, TX Util Sys Rev Comb
            First Lien Ser A (FSA Insd) ..........               5.250      05/15/20          5,388,200
   3,920 Lower CO Riv Auth TX
            Transmission Contract Rev
            LCRA Svc Corp Proj (FGIC
            Insd) ................................               5.000      05/15/33          4,022,312

   5,000 Matagorda Cnty, TX Navig Dist
            No. 1 Rev Houston Lt Rfdg
            (AMBAC Insd) (AMT) ...................               5.125      11/01/28          5,477,950
   2,000 Mesquite, TX Hlth Fac Dev Corp
            Retirement Fac Christian Care
            Ctr Ser A (Prerefunded @
            2/15/10) .............................               7.625      02/15/28          2,226,560
   1,500 Mesquite, TX Hlth Fac Dev
            Retirement Fac Christian Care
            Ctr ..................................               5.625      02/15/35          1,569,135
   3,500 Metropolitan Hlth Fac Dev Corp
            TX Wilson N Jones Mem Hosp
            Proj .................................               7.250      01/01/31          3,626,805
   3,325 North Central, TX Hlth Fac Dev
            Corp Rev Hosp Baylor
            Hlthcare Sys Proj Ser A ..............               5.125      05/15/29          3,399,148
   3,000 Prosper, TX Indpt Sch Dist (PSF
            Gtd) .................................               5.500      08/15/33          3,209,250
   3,960 Stafford, TX Econ Dev Corp
            (FGIC Insd) ..........................               5.500      09/01/30          4,362,098
   1,990 Stafford, TX Econ Dev Corp
            (FGIC Insd) (f) ......................               6.000      09/01/19          2,279,465
   3,510 Texas St Wtr Fin Assistance .............               5.500      08/01/35          3,635,763
                                                                                         --------------
                                                                                             71,257,943
                                                                                         --------------
         UTAH   0.5%
   4,950 Intermountain Pwr Agy UT Pwr
            Supply Rev Rfdg Ser A (FGIC
            Insd) (i) ............................                 *        07/01/17          3,123,945
                                                                                         --------------

         VIRGINIA   2.4%
   2,000 Fairfax Cnty, VA Ctf Partn ..............               5.300      04/15/23          2,129,640
   1,030 Richmond, VA Indl Dev Auth
            Govt Fac Rev Bd (AMBAC
            Insd) ................................               5.000      07/15/14          1,104,325

     675 Richmond, VA Indl Dev Auth
            Govt Fac Rev Bd (AMBAC
            Insd) ................................               5.000      07/15/16            730,681
   1,465 Richmond, VA Indl Dev Auth
            Govt Fac Rev Bd (AMBAC
            Insd) ................................               5.000      07/15/17          1,589,671
   1,520 Tobacco Settlement Fin Corp VA ..........               5.500      06/01/26          1,617,493
   1,660 Tobacco Settlement Fin Corp VA ..........               5.625      06/01/37          1,775,503
   3,140 Virginia St Hsg Auth Dev Auth
            Rental Hsg Ser D (AMT) (c) ...........               4.500      07/01/29          3,102,775
   3,640 Virginia St Hsg Auth Dev Auth
            Rental Hsg Ser D (AMT) (c) ...........               4.600      07/01/33          3,615,121
                                                                                         --------------
                                                                                             15,665,209
                                                                                         --------------
         WASHINGTON   4.8%
   5,000 Clark Cnty, WA Sch Dist 114
            (FSA Insd) ...........................               5.250      06/01/19          5,359,350
   1,370 King Cnty, WA Ser B
            (Prerefunded @ 12/01/07) .............               5.900      12/01/14          1,421,786
   3,630 King Cnty, WA Ser B .....................               5.900      12/01/14          3,767,214
   2,245 King Cnty, WA Ser B
            (Prerefunded @ 12/01/07) .............               6.625      12/01/15          2,342,905
     700 Quinault Indian Nation, WA
            Quinault Beach Impt & Rfdg
            Ser A (ACA Insd) .....................               5.800      12/01/15            728,196
   3,000 Spokane, WA Pub Fac Dist Hotel
            Motel & Sales Use Tax (MBIA
            Insd) ................................               5.250      09/01/33          3,188,010
   9,855 Washington St Mtr Veh Fuel Tax
            2007 B (FSA Insd) (f) ................               5.000      07/01/27         10,450,833
   4,000 Washington St Pub Pwr Supply
            Rfdg Ser A (FGIC Insd) ...............               7.000      07/01/08          4,175,600
                                                                                         --------------
                                                                                             31,433,894
                                                                                         --------------

         WEST VIRGINIA   1.6%
   6,420 Harrison Cnty, WV Cnty Cmnty
            Solid Waste Disp Rev West PA
            Pwr Co Ser C (AMBAC Insd)
            (AMT) ................................               6.750      08/01/24          6,476,239
   3,750 West Virginia Univ Rev Impt Univ
            Proj Ser C (FGIC Insd) ...............               5.000      10/01/34          3,933,413
                                                                                         --------------
                                                                                             10,409,652
                                                                                         --------------
         WISCONSIN   0.6%
     890 Wisconsin St Hlth & Ed Fac Auth
            Rev Bellin Mem Hosp (AMBAC
            Insd) ................................               6.625      02/15/08            902,558
   2,675 Wisconsin St Hlth & Ed Fac FH
            Hlthcare Dev Inc Proj
            (Prerefunded @ 11/15/09) .............               6.250      11/15/28          2,872,602
                                                                                         --------------
                                                                                              3,775,160
                                                                                         --------------
         WYOMING   0.3%
   2,000 Sweetwater Cnty, WY Solid
            Waste Disp Rev FMC Corp Proj
            Rfdg (AMT) ...........................               5.600      12/01/35          2,123,560
                                                                                         --------------

         PUERTO RICO   4.6%
  21,000 Puerto Rico Comwlth Hwy &
            Tran Auth Hwy Rev Rfdg Ser
            Y (FSA Insd) (e) .....................               6.250      07/01/21         25,864,020
   4,000 Puerto Rico Pub Bldgs Auth Gtd
            Pub Ed & Hlth Fac Rfdg Ser M
            (MBIA Insd) ..........................               5.600      07/01/08          4,104,080
                                                                                         --------------
                                                                                             29,968,100
                                                                                         --------------
TOTAL LONG-TERM INVESTMENTS   191.6%
  (Cost $1,201,566,117) ............................................................      1,259,581,113

SHORT-TERM INVESTMENT   0.4%
  (Cost $2,800,000) ................................................................          2,800,000
                                                                                         --------------

TOTAL INVESTMENTS   192.0%
  (Cost $1,204,366,117) ............................................................      1,262,381,113

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (30.0%)
  (Cost ($196,890,000))

(196,890)   Notes with interest rates ranging from
             3.44% to 3.75% at January 31, 2007 and
             contractual maturities of collateral
             ranging from 2021 to 2042 (j) .........................................       (196,890,000)
                                                                                         --------------

TOTAL NET INVESTMENTS   162.0%
  (Cost $1,007,476,117) ............................................................      1,065,491,113

OTHER ASSETS IN EXCESS OF LIABILITIES   1.9% .......................................         12,278,520

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (63.9%) ........................       (420,292,963)
                                                                                         --------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ......................................     $  657,476,670
                                                                                         ==============


Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond
(a)  Variable Rate Coupon
(b) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.2% of net assets applicable to common shares.
(c)  Underlying security related to Inverse Floaters entered into by the Trust.
(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(e) All or a portion of this security has been physically segregated in connection with open futures contracts.
(f)  The Trust owns 100% of the outstanding bond issuance.
(g) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(h)  Security purchased on a when-issued or delayed delivery basis.
(i)  Escrowed to Maturity
(j) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2007.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA/VA - Federal Housing Administration/Department of Veterans Affairs
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
PSF - Public School Fund
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:


                                                                                 UNREALIZED
                                                                              APPRECIATION/
                                                                  CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007
   (Current Notional Value of $106,750 per contract) .......          1,437      $3,003,122
U.S. Treasury Bonds Futures, March 2007 (Current
   Notional Value of $110,125 per contract) ................          1,109       2,434,806
                                                                 ----------      ----------
                                                                      2,546      $5,437,928
                                                                 ==========      ==========

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Municipal Income Trust II


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007